Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature - Disaggregated by Nature [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	$ 42,190,191	$ 2,525,524
One-time commission fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	42,082,585	2,522,143
Recurring service fees [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue from financial service disaggregated by nature [Line Items]
Total revenue	$ 107,606	$ 3,381